FORM N-CSR/A

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/04

Date of reporting period:                            12/31/04




The registrant is filing this amendment to include the text of item 4(b) on page v under section "Certificate".































                                     - i -



(page)
Item 1. Report to Shareholders.



















                         NORTHQUEST CAPITAL FUND, INC.

                                ANNUAL REPORT

                              DECEMBER 31, 2004


















                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261














                                    -ii-



(page)


                         NORTHQUEST CAPITAL FUND, INC.




To the Shareholders of NorthQuest Capital Fund, Inc.:

    Our Fund began the year at a share price of $10.96 and ended 2004 at $11.93. The Fund's total return before taxes for this period was 8.85%. The following table may be helpful in comparing the Fund's performance with other indexes.

             Index            2004 Performance            Year-To-Date
             -----                                        ------------
             D.J.I.A.                                         3.15 %
             S&P 500                                          8.99 %
             S&P 500 with reinvested dividends               10.88 %

The presidential and congressional elections, the on war terrorism, rising in-terest rates, escalating legal expenses and high commodity prices put a cap on the earnings of many U.S. companies. During 2004, numerous State governments continued to increase tax rates, fees and spending at the expense of the econo-my. Despite these negatives, the Fund's portfolio continued to grow in value. The Fund's gross unrealized capital gain, which is the difference between the cost of our common stock holdings and their current value, continued to in-crease. The total cost of these securities as of 12/31/04 totaled $1,108,406. The current value of all Fund common stock securities was $1,485,584, which is a gross unrealized gain of $377,178. The Fund's net assets increased $134,770 from $1,715,250 in 2003 to $1,850,020 in 2004. NorthQuest received $20,502 in divi-
dends and $3,603 in interest income. Our portfolio of companies performed well during this period of uncertainties.
   NorthQuest is eagerly looking forward to 2005, especially since the Fund has approximately 20% of its assets in cash and short-term investments.
   You will find enclosed the information and commentary about the Fund's holdings, year-end financial statements, and the Auditor's opinion stated in the Report of Independent Registered Public Accounting Firm. Please do not hestitate to call or write me any comments or questions that you may have about this report. Thank you again for your trust, confidence, and investments!


Sincerely,


/s/ Peter J. Lencki
    President

(page)
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio



SECURITY                          STOCK SYMBOL

ALLSTATE CORPORATION                  ALL
Allstate Corporation sells auto, property/casualty and life insurance throughout the U.S. This security increased 19% in 2004. Low debt and steady earnings con-tinued to make this an attractive holding.

BERKSHIRE HATHAWAY                    BRKB
Berkshire is a conglomerate that owns many different types of businesses such as See's Candies, Dexter Shoe Company, Nebraska Furniture Mart, R.C. Willey Home Furnishings, Flight Safety International, Inc, NetJets, Dairy Queen, Benjamin Moore, Geico Corporation, Shaw Industries, Clayton Homes, Inc, Fruit of the Loom, Johns Mansville and many other companies. BRKB also invests in several common stock securities such as Coca-Cola Co. and Gillette. BRKB's earnings declined in 2004 and as a consequence its share price increased a modest 4.7%.

CHOICEPOINT                           CPS
CPS collects risk management/anti-fraud information on individuals and provides this data to government agencies and businesses. ChoicePoint earnings increased sharply in 2004, which enabled its share price to rise 20%. This holding is undervalued at its current price.

CISCO SYSTEMS                         CSCO
Cisco produces, services, and supplies computer-networking equipment, which con-nect many local computer networks into one computer system network via the in-ternet. CSCO's share price declined 20.3% in 2004. At this time the share price of Cisco is fairly valued.

DIEBOLD INC.                          DBD
DBD produces, sells and services ATM machines, point of sale systems (e.g.; cash registers with inventory control), vaults, electronic voting machines, and alarm systems. During the November elections, Diebold's voting machines performed well in many states throughout the U.S. But ATM sales were soft. Diebold's stock price increased a modest 2.4% in 2004. Currently, DBD is undervalued.

DONALDSON CO.                         DCI
Donaldson manufactures filters for large trucks, computer drives, manufacturing facilities, industrial gas turbines and other specialized applications. DCI's price per share climbed 11.2% in 2004. The Fund will purchase additional shares of DCI upon price weakness.

E.I. DU PONT DE NEMOURS               DD
AND COMPANY
Du Pont is one of the largest chemical companies in the U.S. The restructuring of Du Pont has increased net profit margins, cash flow and cash on hand. The share price of DD increased 7.8% in 2004. Du Pont remains an attractive holding.

EMC CORP.                             EMC
EMC is a leader in designing, manufacturing, and servicing storage data software and hardware for corporations and institutions. EMC earnings were stronger in 2004 and accordingly its share price increased 12.5%. Currently, this security is fairly valued.

(page)
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio (continued)



SECURITY                          STOCK SYMBOL

EXELON CORPORATION                    EXC
Exelon is a utility company that serves customers in the Midwest and mid-Atlantic areas of the U.S. EXC operates power plants supplied by coal, natural gas, and nuclear power. Excelon recently announced plans to acquire Public Service Enterprise Group (PSEG). EXC's price per share increased 33.5% in 2004. The Fund will add to this position during periods of price weakness.

GENERAL DYNAMICS
GD manufactures private and business-jet aircraft, military vehicles, munitions, naval ships and equipment, and hi-tech information systems to integrate all as-pects of military operations. General Dynamics stock increased 16.7% per share in 2004 as profit margins widened and orders for business-jets increased. GD is a core holding in the Fund.

GENERAL ELECTRIC                      GE
GE is a large conglomerate that has businesses in many industries, some of these include; home appliances, aircraft engines, lighting products, leasing, commer-cial and consumer lending, plastics, TV and radio broadcasting, medical equip-ment products, and turbine-generators for power utility companies. GE has been increasing its debt to buy businesses with stronger earnings potential. General Electric's price per share increased 17.3% in 2004. GE is fairly valued at this time.

HERSHEY FOODS                         HSY
Hershey produces chocolate and non-chocolate sweets under the following names:
Hershey, Reese's, Kit Kat, Milk Duds, Cadbury, TasteTations, Jolly Rancher, and Good 'n' Plenty. A slight increase in profit margins and new products helped Hershey's share price increase 45.1% in 2004. This is a core holding but is overvalued at this time.

MBNA CORP.                            KRB
MBNA offers credit to consumers by issuing bank and affinity credit cards in the U.S., Europe, and Canada. This stock increased 14.5% in 2004. MBNA continues to be successful on account of its high lending standards. Currently, this security is undervalued.

MCGRAW-HILL                           MHP
MHP publishes text books for schools and provides professional information through its magazines; Business Week, Platts, and Aviation Week. MHP also furn-ishes financial data and services through its Standard & Poors division. McGraw-Hill's continues to be a consistent performer and remains a core holding in the Fund. MHP was up 31.7% in 2004 and is fairly valued at present time.

NEW JERSEY RESOURCES                  NJR
NJR is a holding company that owns businesses that sell natural gas in New Jersey and other energy utility services to customers from Texas to New England and parts of Canada. The addition of more than 10,000 new customers in New Jersey and an increase in earnings enabled NJR's share price to rise 11.8% in 2004. NJ Resources is a core holding but is currently overvalued.

PFIZER, INC.                          PFE
Pfizer is a pharmaceutical company, which remained under selling pressure

(page)
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio (continued)



SECURITY                          STOCK SYMBOL

PFIZER, INC.                          PFE
throughout most of 2004. Two of Pfizer's drugs, Celebrex and Bextra, have come under greater scrutiny by the Federal Drug Adm. ("FDA").The results of a recent medical study revealed that these drugs may increase the risk of a heart attack when taken by some patients. As a consequence of this report and other negative pharmaceutical related news, PFE fell 24.4% in 2004. Pfizer is still a core holding and is currently undervalued.

SEALED AIR                            SEE
SEE is a manufacturer of protective packaging products such as bubble wrap, foam protectors, and food packaging materials. Sealed Air stock had a modest increase of .4% in 2004. Higher energy costs, competition and news reports on Mad Cow disease limited the short-term performance of SEE. The Fund will be adding to this position as earnings become more consistent.

STRYKER CORP.                         SYK
SYK designs, manufactures and markets medical devices (power instruments used in surgery), equipment (stretchers and maternity beds), and orthopaedic implants (hip, knee, shoulder and spinal). Stryker stock increased 15.2% in 2004. This security is undervalued at this time and remains a core holding.

SYMANTEC CORP.                        SYMC
SYMC is a software company that develops, markets, and supports computer pro-grams that protect personal computers of individuals (Norton products) and bus-inesses (commercial contracts) from computer viruses and other types of security breaches. During the fourth quarter of 2004, SYMC announced the acquisition of Veritas, which designs software for corporate accounts. SYMC's share price drop-ped sharply after the Veritas announcement but SYMC stock still advanced 48.3% in 2004. This security remains overvalued.

TECHNITROL, INC.                      TNL
TNL designs, manufactures and markets electrical contacts and other electrical components, which are used in consumer electronics, military/aerospace naviga-tion and weapon guidance systems, data and telephone networks, automobiles, and other power equipment devices. Earnings predictability still remains a problem. As a consequence, TNL's price per share fell 13.1% in 2004. This secur-ity is extremely undervalued. But the Fund will not purchase additional shares of this holding until sales and earnings become more consistent.

WASHINGTON MUTUAL                     WM
WM is the largest savings bank in the U.S. with over 2,500 offices. This company offers consumer and commercial lending, insurance, brokerage and asset manage-ment services. Washington Mutual earnings declined in 2004 due to higher inter-est rates and less mortgage refinancing. WM management continues to cut costs. WM share price was up 6.74% in 2004. Washington Mutual remains a core holding.

EXXON MOBIL CORPORATION               XOM
XOM is one of the largest oil companies in the world. During the past year, higher oil prices increased Exxon Mobil's revenues and net profits. Exxon Mobil's share price increased 26.2% in 2004. XOM is fairly valued at this time.

(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Top Ten Holdings and Asset Allocation
                     -------------------------------------
                               December 31, 2004
                               -----------------



       Top Ten Holdings                               Asset  Allocation
      (% of Nets Assets)                              (% of Net Assets)
      ------------------                              -----------------

General Dynamics Corp.   8.48%                  Chemicals               4.04%

McGraw-Hill              6.43%                  Defense                 8.48%

Berkshire Hathaway       6.03%                  Energy                  4.73%

Symantec Corp.           5.57%                  Financial               8.61%

General Electric         4.93%                  Food                    4.80%

Hershey Foods            4.80%                  Industrial             15.79%

Washington Mutual        4.80%                  Insurance              11.40%

Stryker Corp.            4.17%                  Medical                 7.81%

ChoicePoint Inc.         3.97%                  Publishing              6.43%

Diebold Inc.             3.92%                  Technology              8.21%
                         -----
                        53.10%                  Other Assets
                        ======                  less liabilities, Net  19.70%
                                                                       ------
                                                                      100.00%
                                                                      =======

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                                   EXPENSES
                                   --------
                               December 31, 2004
                               -----------------

EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you under-stand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004 to December 31, 2004.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the ex-penses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then mutliply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical ac-count values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will help you deter-mine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                     Beginning             Ending               During Period *
                   Account Value        Account Value          July 1, 2004 to
                   July 1, 2004       December 31, 2004       December 31, 2004
                   -------------      -----------------       -----------------

Actual               $1,000.00            $1,055.80                $7.09
Hypothetical
(5% return
before expenses)     $1,000.00            $1,018.10                $7.02

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 184 days/366 days [number of days in most recent fiscal half-year/365[or 366](to reflect the one-half year period).

(page)                   NORTHQUEST CAPITAL FUND, INC,
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                               December 31, 2004
                               -----------------
                                                                    Fair
COMMON STOCKS - 80.30%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Computer hardware & software - 8.21%
------------------------------------
Cisco Systems *                          1,300   $    19,625   $    25,116
EMC Corp. *                              1,600        17,280        23,792
Symantec Corp. *                         4,000        38,022       103,040
                                                    ---------     ---------
                                                      74,927       151,948
                                                    ---------     ---------

Defense Industry - 8.48%
------------------------
General Dynamics Corp.                   1,500       100,926       156,900
                                                    ---------     ---------

Electrical Products/Equipment - 6.11%
-------------------------------------
General Electric Corp.                   2,500        81,293        91,250
Technitrol Inc. *                        1,200        28,284        21,840
                                                    ---------     ---------
                                                     109,577       113,090
                                                    ---------     ---------

Financial Services - 8.61%
--------------------------
MBNA Corp.                               2,500        50,539        70,475
Washington Mutual                        2,100        75,050        88,788
                                                     -------      ---------
                                                     125,589       159,263
                                                     -------      ---------

Food Industry - 4.80%
---------------------
Hershey Foods                            1,600        55,426        88,864
                                                    ---------     ---------

Industrials - 9.68%
-------------------
Diebold Inc.                             1,300        54,241        72,449
Donaldson Co.                            1,800        35,487        58,644
Sealed Air *                               900        39,558        47,943
                                                    ---------     ---------
                                                     129,286       179,036
                                                    ---------     ---------

Insurance - 11.40%
------------------
Allstate Corporation                       500        21,310        25,860
Berkshire Hathaway, Class B*                38        89,457       111,568
ChoicePoint Inc. *                       1,599        70,189        73,538
                                                    ---------     ---------
                                                     180,956       210,966
                                                    ---------     ---------
   The accompanying notes are an integral part of these financial statements.
                                    -7-



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (continued)
                      -----------------------------------
                                 December 31, 2004
                                 -----------------
                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 7.81%
-------------------------------
Pfizer Inc.                              2,500   $    82,863   $   67,225
Stryker Corp.                            1,600        42,091       77,200
                                                    ---------     -------
                                                     124,954      144,425
                                                    ---------     -------
Natural Gas Distribution - 2.35%
--------------------------------
New Jersey Resources                     1,000        29,738        43,340
                                                    ---------     ---------

Petroleum & Chemical Industry - 4.04%
--------------------------------------
E.I. du Pont de Nemours & Company        1,000   $    43,680   $    49,050
Exxon Mobil Corporation                    500        18,755        25,630
                                                    ---------     ----------
                                                      62,435        74,680
                                                    ---------     ----------
Publishers - 6.43%
------------------
McGraw-Hill                               1,300       82,717       119,002
                                                    ---------     ----------

Utility (Electric) Industry - 2.38%
-----------------------------------
Exelon Corporation                        1,000       31,875        44,070
                                                    ---------     ----------

TOTAL COMMON STOCKS                              $ 1,108,406   $ 1,485,584
                                                  -----------   -----------
SHORT-TERM INVESTMENTS - 19.45%
-------------------------------
Charles Schwab Money Market Fund                       1,974         1,974
Federated Prime Cash Series                           25,839        25,839
Fleet Bank Money Market Savings                      331,955       331,955
                                                   ----------    ----------
TOTAL SHORT-TERM INVESTMENTS                         359,768       359,768
                                                   ----------    ----------
TOTAL INVESTMENTS                                $ 1,468,174     1,845,352
                                                   ==========    ----------
OTHER ASSETS AND LIABILITIES - .25%                                  4,668
                                                                 ----------
NET ASSETS - 100.00%                                           $ 1,850,020
                                                                 ==========


* Non-income producing during the year.



  The accompanying notes are an integral part of these financial statements.
                                    -8-



(page)



                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statement of Assets and Liabilities
                      -----------------------------------
                               December 31, 2004
                               -----------------




Assets

Investments in securities at fair value (cost $1,468,174)         $ 1,845,352
Cash                                                                    2,981
Dividends and interest receivable                                       1,687
                                                                   -----------

          Total Assets                                              1,850,020
                                                                   -----------


Liabilities

Accrued expenses                                                         -
                                                                   -----------

Net Assets                                                        $ 1,850,020
                                                                   ===========

Composition of Net Assets:
  Common stock, at .001 par value                                 $       155
  Paid-in capital                                                   1,473,194
  Accumulated net realized loss on investments                           (507)
  Net unrealized appreciation of securities                           377,178
                                                                   -----------

Net Assets (equivalent to $11.93 per share based on
155,060 shares outstanding) (Note 4)                              $ 1,850,020
                                                                   ===========

















   The accompanying notes are an integral part of these financial statements.

                                    -9-



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Statement of Operations
                            -----------------------
                      For the year ended December 31, 2004
                      ------------------------------------

Investment Income

Dividends                                                     $  20,502
Interest                                                          3,603
Other                                                               286
                                                               ---------

    Total Income                                                 24,391
                                                               ---------

Expenses

Investment advisory fee (Note 2)                                 17,443
Audit and accounting                                              7,750
Bank and IRA fees                                                   586
Insurance                                                         1,592
Office expense                                                      177
Postage and printing                                              1,636
Registration and fees                                             2,545
Software                                                            500
Taxes                                                               556
                                                               ---------

    Total Expenses                                               32,785
Less, expenses reimbursed by advisor (Note 2)                    (8,394)
                                                               ---------

    Net Expenses                                                 24,391
                                                               ---------

Net Investment Income (Loss)                                       -


Realized and Unrealized Gain (Loss) from Investments (Note 5)

    Net realized loss on investment securities                     (507)
    Net increase in unrealized appreciation on
        investment securities                                   169,355
                                                               ---------

Net realized and unrealized gain (loss) from investments        168,848
                                                               ---------

Net increase (decrease) in net assets resulting
        from operations                                       $ 168,848
                                                               =========





   The accompanying notes are an integral part of these financial statements.
                                    -10-



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                       Statement of Changes in Net Assets
                       ----------------------------------
                         For the year ended December 31
                         ------------------------------

                                                            2004          2003
Increase (decrease) in net assets from operations

 Net investment loss                                  $       -      $   (2,883)
 Net realized loss from investment transactions              (507)          -
 Unrealized appreciation (depreciation) of investments    169,355       279,453
                                                         ---------    ----------

Net increase (decrease) in net assets resulting
     From operations                                      168,848       276,570

Distributions to shareholders                                 -             -

Shareholder transactions (Note 4)                         (34,078)       64,700
                                                         ---------    ----------
     Total increase in net assets                         134,770       341,270

Net Assets
     Beginning of year                                  1,715,250     1,373,980
                                                        ----------    ----------

     End of year                                      $ 1,850,020    $1,715,250
                                                        =========     =========




























    The accompanying notes are an integral part of these financial statements.
                                    -11-



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                              Financial Highlights
                              --------------------
        For a share of capital stock outstanding throughout the period
        --------------------------------------------------------------
                        For the year ended December 31
                        ------------------------------
                                                                             1
                                                     2004       2003     2002
-------------------------------------------------------------------------------
PER SHARE DATA:
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    10.96   $  9.19  $   10.00
-------------------------------------------------------------------------------
Income from Investment Operations:
Net Investment Loss                                    -        (.02)       -
Net Realized and Unrealized Gain (Loss)
             on Investment Transactions                .97      1.79    (   .81)
                                                       -----    -----   --------
Total Income (Loss) From Investment Operations         .97      1.77    (   .81)
--------------------------------------------------------------------------------

Less Distributions                                     -         -          -
-------------------------------------------------------------------------------

Net Asset Value, End of Period                   $   11.93  $  10.96   $   9.19
-------------------------------------------------------------------------------

Total Return                                          8.85%    19.3%      (8.1%)
-------------------------------------------------------------------------------

Ratios and Supplemental Data:
Net Assets, end of Period                    $1,850,020  $1,715,250  $1,373,980
Ratio of Expenses,
 after reimbursement to Average Net Assets     1.38 %      1.38%       1.39%  a
Ratio of Expenses,
 before reimbursement to Average  Net Assets   1.86 %      2.00%       2.85%  a
Ratio of Net Investment Loss
 to Average Net Assets                           -        (0.19%)     (0.04%) a
Portfolio Turnover Rate (%)                    3.18 %      4.64%       0.00%
-------------------------------------------------------------------------------

a = annualized

1 For the period from January 15, 2002 (commencement of investment operations) to December 31, 2002










    The accompanying notes are an integral part of these financial statements.

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                               December 31, 2004
                               -----------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Operations: NorthQuest Capital Fund, Inc. ("the Fund") was incor-porated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company act of 1940, and its share are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the markert quotation or the price provided by the pricing service does not accurately reflect the current market value, or when re-stricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's board. The Board has delegated to the Advisor the responsibility for determining fair value pricing, subject to review by the Board of Directors.

   Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   Distributions to Shareholders: The Fund intends to distribute to its share-holders substantially all of its net realized capital gains and net invest-ment income, if any, at year-end.

   Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains and losses for financial statements and income tax purposes. Div-idend income is recorded on the ex-dividend date and interest income is re-corded on an accrual basis.

   Estimates: The preparation of financial statements in conformity with ac-cepted accounting principles requires management to make estimates and as-sumptions that affect the reported amount of assets and liabilities and dis-closure of contingent assets and liabilities at the date of financial state-ments and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(page)



                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                               December 31, 2004
                               -----------------


2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

   The Fund has an investment advisory agreement with Emerald Research Corpora-tion ("the Advisor"), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily clos-ing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating ex-penses exceed 2%.

   The Management fee for 2004, as computed pursuant to the advisory agreement, totaled $17,443. The Advisor additionally paid $8,394 of the Fund's total expenses, which totaled $32,785.

   Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund. Mr. Walter A. Lencki is the Fund's treasurer and an investor in the Advisor.


3. INVESTMENT TRANSACTIONS

   For the year ended December 31, 2004, purchases and sales of investment sec-urities other than short-term investments aggregated $44,365 and $58,854 respectively.


4. CAPITAL SHARE TRANSACTIONS

   As of December 31, 2004, there were 500,000,000 shares of $.001 par value capital stock authorized.


                                  December 31, 2004         December 31, 2003
                                  -----------------         -----------------
                                 Shares       Amount       Shares       Amount
                                ---------------------     ---------------------

   Shares sold                    9,601   $  109,159        10,223   $   95,065
   Shares issued due to
   repricing of the Fund          1,582         -
   (See Note 6)
   Shares issued in
    Reinvestment of dividends       -           -            -            -
   Shares redeemed              (12,671)    (143,237)      ( 3,230)    ( 30,365)
                                --------    ---------      --------    ---------
   Net increase (decrease)      ( 1,488)  $ ( 34,078)        6,993   $   64,700
                                ========    =========      ========    =========

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                               December 31, 2004
                               -----------------

5. FEDERAL INCOME TAXES

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting prin-ciples generally accepted in the United States.

   At December 31, 2004, the gross unrealized appreciation for all securities totlated $399,541 and the gross unrealized depreciation for all securities totaled $22,363 or a net unrealized appreciation of $377,178. The aggregate cost of securities for federal income tax purposes at December 31, 2004 was $1.468,174, including short-term investments.

   As of December 31, 2004, the components of distributed earnings on a tax basis were as follows:

          Undistributed ordinary income           $    -
          Accumulated capital losses              $    (507)
          Unrealized appreciation                 $ 377,178

   The accumulated capital loss carryover expires in 2012.
   There were no distributions to shareholders for the years ended December 31, 2004 and 2003.

6. LEGAL PROCEEDINGS

   On February 24, 2004, the Fund received a notice from the Securities and Exchange Commission ("SEC"), advising that the staff was considering recom-mending that the Commission bring a civil injunction action and/or institute administrative proceedings against the Fund, the Advisor and Peter Lencki, individually. This action stemmed from the SEC's routine examination. The Fund, the Advisor and Mr. Lencki have entered into settlement negotiations with the SEC to resolve this matter. There can be no assurance that the set-tlement negotiations will be successful or that the terms of the final set-tlement will not have a material adverse effect on the Fund or the ability of the Advisor to perform its contract with the Fund.

   The SEC questioned the procedure in which shareholders were transferred into the Fund from a limited partnership ("LP") managed by the Advisor. The SEC requested that the Fund voluntarily suspend sales of new shares to current and prospective shareholders. The Fund continued to honor redemption re-quests. Sales of new shares were suspended on July 23, 2003. The former lim-ited partners of the LP were brought into the Fund by transferring securities they received from the LP to the Fund and receiving their pro rata shares of the Fund in exchange for the securities transferred at the current market value on the date of transfer. The Fund accepted these shareholders into the Fund individually within five groups on five different dates throughout 2002. The SEC believed that all limited partners of the LP should have been accept-ed into the Fund on the same day. The affected shareholders were issued 1,582 additional shares of the Fund and the Advisor reimbursed the Fund $543 for losses sustained due to redemptions. On March 23, 2004 sales of new Fund shares were accepted. As previously disclosed, the Fund and Advisor are awaiting a final settlement in this matter.

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                               December 31, 2004
                               -----------------


7. SHARE SUBSCRIPTIONS AND EXPENSE RATIO

   While the Fund was updating its prospectus the SEC determined that the ex-pense ratio being charged the Fund was not in accordance with its prospectus thus the Advisor voluntarily recalculated the expense ratio and promptly re-inbursed the Fund $4,545 for expenses that were above the expense cap. This amount is included in the total reimbursement and expenses paid by the Advisor in the amount of $8,394. Due to this expense cap situation the Fund made an offer of recission to any shareholder who purchased shares of the Fund from January 1, 2004 to October 21, 2004. To date no shareholder has accepted this recission offer.

(page)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and
Board of Directors of the
NorthQuest Capital Fund, Inc.


   We have audited the accompanying statement of assets and liabilities of the NorthQuest Capital Fund, Inc. (the "Fund") including the schedule of invest-ments, as of December 31, 2004 and the related statements of operations, changes in net assets for each of the two years in the period then ended and the finan-cial highlights for each of the two years in the period then ended and for the period from January 15, 2002 (commencement of investment operations) to December 31, 2002. These financial statements and financial highlights are the responsi-bility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.


   We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a resona-ble basis for our opinion.


   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the NorthQuest Capital Fund, Inc. as of December 31, 2004, the results of its oper-ations, the changes in its net assets and the financial highlights, for the periods herein indicated, in conformity with accounting principles generally accepted in the United States of America.




Abington, Pennsylvania                           /s/ Sanville & Company
January 17, 2005                                 Certified Public Accountants

(page)
BOARD OF DIRECTORS INFORMATION
NorthQuest Capital Fund, Inc.
December 31, 2004

The Fund's Board of Directors has the ultimate responsibility of running the Fund. Information about the Fund's Directors are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS
Name & Age         Position  Term/Time    Principal Occupation     Other Public
                              on Bd.      During Last 5 Years       Company
                                                                   Directorships
----------         --------  ---------    --------------------     -------------
Robert S. Keesser  Director  1 year &      Zone Sales Manager        None
Age 43                       served since  NGK Spark Plug Co.
                             Fund's
                             inception

John G. Padovano   Director  1 year &          President            None
Age 56                       served since  Rand Direct, Inc.
                             Fund's        A contract packaging
                             inception     & distribution company

Robert R.Thompson  Director  1 year &      Vice-President/Owner      None
Age 49                       served since  Automotive Parts Dist.
                             Fund's        Thompson & Co.
                             inception

INTERESTED DIRECTORS
Peter J. Lencki    Director  1 year &      Portfolio Manager         None
Age 50             President served since  NorthQuest Capital Fund
                   of Fund   Fund's        VP/owner Emerald Auto
                             inception     Parts & Supply, Inc.






Directors of the Fund are considered "Interested Directors", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund's Investment Adviser. Mr. Peter J. Lencki is president/owner and Walter A. Lencki is a passive investor in the Fund's Investment Adviser.

PROXY VOTING INFORMATION
The Fund's proxy voting policies, procedures, and voting records relating to common stock securities in the Fund's investment portfolio are available with-out charge, upon request, by calling the Fund's toll-free telephone number 1-800-698-5261. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund's proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http:// www.sec.gov, or they may be reviewed and copied at the SEC,s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).
                                     -18-



(page)




















































This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.


                                    iii



(page)

Item 2. Code of Ethics.
                                 CODE OF ETHICS

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive, financial, and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

 a) Honest and ethical conduct, including the ethical handling of actual and ap-parent conflicts of interest between personal and professional relation-ships;
 b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
 c) Compliance with all applicable governmental laws, rules and regulations;
 d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons ident-ified in the code; and
 e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3. Audit Committee Financial Expert.

    The Fund has assets under 2 million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 60% of the board, oversee and review all Fund reports. The current Fund auditor is Michael Baranowsky of Sanville & Company. Mr. Baranowsky conducts the var-ious Fund audits and continues to indicate satisfaction with the Fund's in-ternal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its account-ing procedures, practices and reporting.


Item 4-8. (Reserved)


Item 9. Controls and Procedures.

   Peter J. Lencki is the president of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous
   basis.   Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Walter A. Lencki, the Chief Financial Officer of the Fund and an investor in the investment adviser, oversees the Fund's financial reports. Auditors have reviewed the Internal Control exer-cised by the Fund during this past year and found no material weaknesses.


Item 10. Exhibits.

   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

(page)
B. Certification.
                               CERTIFICATIONS

I, Peter J. Lencki, certify that:

1. I have prepared this report on Form N-CSR for the NorthQuest Capital Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, misleading with respect to the period covered by this report:

3. Based on my knowledge, the financial statements, and other financial information included in the report, fairly present in all material respects, and cash flows (if the financial statements are required to include a state-ment of cash flows) of the investment company as of, and for, the periods presented in the report;

4. The Fund is small and has under 2 million dollars in total assets.  Mr.
   Peter J. Lencki and Walter A. Lencki are the certifying officers of the Fund. Peter J. Lencki is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and has:
   a) designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known by him to all others associated with the Fund, particularly during the period which this report is being prepared;
   b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for exter-nal purposes in accordance with generally accepted accounting principles;
   c) evaluated the effectiveness of the investment company's disclosure con-trols and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   d) Peter J. Lencki has evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and I have discused, based on our most recent evaluation, to the registrant's auditors:
   a) that we were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrant's ability to record, process, summarize, and report financial data; and
   b)that there was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls; and

6. The registrant's other certifying officer and I hereby state in this report that there are no changes in internal controls or other factors that signifi-cantly affect internal controls subsequent to the date our most recent evalu-ation, including any corrective actions with regard to significant deficien-cies and material weaknesses.

   Date:  02/14/05
                                                     /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President

(page)



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President

   Date:  02/14/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Walter A. Lencki
                                                         ----------------
                                                         Walter A. Lencki
                                                         Chief Financial Officer

   Date:  02/14/05



   By the Commission

                            Margaret H. McFarland
                            Deputy Secretary

   Dated: January 27, 2003